Staff costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs
Wages and salaries	€ (175,167)	€ (139,681)	€ (113,660)
Social security costs	(29,934)	(26,471)	(14,566)
Pension costs	(8,467)	(7,337)	(4,715)
Costs related to subscription right plans	(70,726)	(79,959)	(38,297)
Other personnel costs	(11,237)	(9,897)	(6,399)
Total personnel costs	(295,531)	(263,345)	(177,637)
Costs for warrants granted	€ 70,726	€ 79,959	€ 38,297